UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

One Financial Center

Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Michael P. Lawlor c/o Brighthouse Investment Advisers, LLC One Financial Center Boston, MA 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 through June 30, 2017

This N-CSR filing is only with respect to the Invesco Balanced-Risk Allocation Portfolio’s semi-annual report.

Item 1:	Report to Shareholders.

The following is an amended copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2017, the Class B shares of the Invesco Balanced-Risk Allocation Portfolio returned 2.07%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 7.27%.

MARKET ENVIRONMENT / CONDITIONS

One of the effects of the continuing aggressive monetary policy, coupled with the absence of effective fiscal policy measures, is wealth inequality and the subsequent rise in populism and nationalism that we experienced in 2016. The first half of 2017 witnessed some abatement of anti-establishment politics with Emmanuel Macron winning in France and Geert Wilders losing the Dutch election; however, the one year anniversary of Brexit, Britain’s referendum vote to leave the European Union (“E.U.”), still finds politics in turmoil after an early call for elections by British Prime Minister Theresa May left her pro-Brexit Tory government without a majority. Another effect is the bloated balance sheets of the major central banks, which now find themselves an ever-larger owner of outstanding bond issues and facing the risk that they will not have sufficient dosage to aid their economies when the next recession inevitably arrives. Withdrawing the aid may prove to be more difficult than its administration; nevertheless, global stock markets continued to surge but slow growth, low inflation and political uncertainty provided a lift to bonds. Commodities declined as oversupplied agriculture and energy complexes overwhelmed gains in industrial metals and precious metals.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Invesco Balanced-Risk Allocation Portfolio strategically balances the amount of risk exposure to equities, fixed income and commodities and targets a strategic risk level of 8%. This is intended to limit the impact of surprise outcomes on the Portfolio. Secondarily, the Portfolio tactically shifts from the strategic equal risk in order to emphasize those assets that are more likely to outperform cash on a monthly basis. Tactical allocation is applied at the individual asset level and aggregated with the strategic allocation allowing the Portfolio risk target to fluctuate between 6% and 10%.

Positive absolute performance from the strategic and tactical equity exposures as well as strategic bond exposures drove results for the reporting period. Strategic and tactical commodity exposures and tactical bond exposures detracted from absolute performance. The Portfolio’s relative underperformance occurred from the commodity and fixed income exposures.

Stocks had a great first half as all six of our market exposures rallied, with Hong Kong, Europe, U.S. large caps and Japan being the leading markets followed by the U.K. and U.S. small caps. Hong Kong stocks led results as signs of economic stability in China, along with appealing valuations, translated into flows from the mainland. European stocks benefitted from a pickup in manufacturing, low borrowing costs and the euro’s competitive exchange rate. U.S. large cap stocks had gains, but narrow breadth is a growing concern as leadership is becoming more concentrated in a handful of Technology stocks. Furthermore, President Trump’s inability to get the Republican majority to fast track his economic agenda has begun to temper enthusiasm. The smaller company Russell 2000 Index surged after Trump’s election, and was our leading market for 2016, but it ended the first half of 2017 as the weakest performer given uncertainty over fiscal policy reforms. A populist revolt against E.U. regulation led to the U.K.’s decision to Brexit a year ago but the country’s economy has not imploded as many opponents had forecasted. The weaker British pound has aided the country’s stock market as a competitive currency provides exporters an advantage in sales and earnings.

Overall, tactical shifts within the equity sleeve were additive to results as the Portfolio maintained an overweight to the asset class during the entire first half of the calendar year.

Despite low first quarter Gross Domestic Product (GDP) and inflation, the U.S. Federal Reserve (the “Fed”) raised rates in March and June. While the data may not have strongly supported a need to notch interest rates higher, the Fed may be attempting to slowly withdraw their heavy dosage of monetary stimulus. Additionally, the Fed has indicated that they could start reducing their balance sheet as early as later this year while the European Central Bank has been hinting at a taper of their stimulus program despite an inflation rate that refuses to cooperate. Political discord in the U.S. aided bonds early in the year as the focus turned to Russian intrigue, while the initial failure of the U.S. House of Representative to pass health care reform subdued enthusiasm for proposed tax cuts. Later in the period, weakness in commodities, especially energy, further reduced inflationary expectations and bond yields. All six bond markets with the exception of Germany had gains for the first half, led by the U.S. and the commodity-oriented economy of Australia. U.K. and U.S. bond markets gained with further help from geopolitical conflicts arising in North Korea and the Middle East. The Japanese bond markets had modest price advances, with only an incremental benefit to results, as their low absolute yields have led to a reduced allocation.

Tactical exposure detracted from overall results as the Portfolio maintained a targeted risk contribution below the strategic threshold when bond yields receded (and prices advanced), particularly during the second quarter.

Commodities gave back much of their 2016 gains, with 2017 shaping up to be a battle between the profits in metals complexes and losses in the oversupplied energy and agriculture complexes. The energy markets have once again grabbed the headlines as Organization of the Petroleum Exporting Countries (“OPEC”) extended their 2016 production cut into 2018, but high existing inventory levels and increasing production from Iraq, Nigeria, Libya and the U.S. continue to force prices lower. All energy exposures declined, but unleaded gasoline was hit hardest, with stock levels in the U.S.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

(recorded in April) well above their five-year average. Exceptionally good weather in North and South America has hurt grain prices, especially the soy complex, as Brazil is on track to harvest a record soybean crop. Sugar was the worst performer within agriculture as 2016 deficits have been quickly restored while demand has faded. Cotton was a bright spot as rising global demand for higher quality U.S. crops put a lift under prices. Industrial metals rose on a resurgence in Chinese economic data and early period enthusiasm for President Trump’s infrastructure agenda. The complex got the biggest boost from aluminum, which further benefitted from Chinese plans to cut production in an effort to reduce pollution. Precious metals had the largest gains. Strength in the complex resulted from numerous factors, including the fading strength of the U.S. dollar, inflation showing marginal increases and long yields remaining stubbornly low. Fears of geopolitical strife including European elections and potential military conflict in North Korea also provided support.

Tactical shifts among the various commodities hurt performance mainly due to losses in energy, sugar and soy exposures as our models had favorable readings while underlying prices reversed.

Tactical positioning at the end of the period maintained overweights to all six equity markets but with reductions in the U.K., U.S. large caps and Europe. Positioning in bonds moved to underweight across all six markets. In commodities, the posture in agriculture shifted from defensive to constructive. In energy, every exposure was underweight except for heating oil which was neutral. In metals, the overweights to gold and silver weakened while overweights to copper has strengthened and the overweight to aluminum has been maintained.

Please note that the Portfolio is principally implemented with derivative instruments that include futures, commodity-linked notes and total return swaps. Therefore, all or most of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a more liquid and cost-effective way to gain exposure to asset classes. Additionally, the leverage used in the strategy is inherent in these instruments. All derivatives performed as expected during the period.

Scott Wolle

Mark Ahnrud

Chris Devine

Scott Hixon

Christian Ulrich

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2017

	6 Month	1 Year	5 Year	Since Inception[2]
Invesco Balanced-Risk Allocation Portfolio
Class B	2.07	3.49	4.41	4.38
Dow Jones Moderate Index	7.27	10.35	7.87	7.28

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 4/23/2012. Index since inception return is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2017

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	53.9
Global Developed Equities	40.7
Commodities - Production Weighted	28.7

* The percentages noted above are based on the notional amounts by asset class as a percentage of net assets

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 through June 30, 2017.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Balanced-Risk Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period** January 1, 2017 to June 30, 2017
Class B(a)	Actual	0.87%	$1,000.00	$1,020.70	$4.36
	Hypothetical*	0.87%	$1,000.00	$1,020.48	$4.36

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2017 (Unaudited)

U.S. Treasury & Government Agencies—2.5% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—2.5%
U.S. Treasury Floating Rate Notes 1.177%, 07/31/18 (a)	8,310,000	$8,324,950
1.193%, 04/30/18 (a)	22,092,000	22,129,556
1.275%, 01/31/18 (a)	11,050,000	11,068,940

Total U.S. Treasury & Government Agencies (Cost $41,451,998)		41,523,446

Commodity-Linked Securities—1.8%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 08/22/17 (144A) (a)	9,270,000	6,679,396
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 08/14/17 (144A) (a)	17,930,000	13,610,662
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 08/15/17 (144A) (a)	12,150,000	9,390,722

Total Commodity-Linked Securities (Cost $39,350,000)		29,680,780

Short-Term Investments—93.7%

Certificate of Deposit—9.4%
Banco del Estado de Chile 1.120%, 07/12/17 (b)	27,000,000	26,999,201
Bank of Nova Scotia 1.589%, 07/14/17 (b)	32,000,000	32,005,440
KBC Bank NV 1.140%, 07/26/17 (b)	35,000,000	35,003,408
Natixis (NY) 1.280%, 09/01/17 (b)	30,000,000	30,004,129
Sumitomo Mitsui Trust Bank, Ltd. (NY) 1.170%, 07/03/17 (b)	31,000,000	30,999,989

		155,012,167

Commercial Paper—56.3%
American Honda Finance Corp. 0.976%, 07/21/17 (b)	40,000,000	39,974,007
Apple, Inc. 0.759%, 07/05/17 (b)	25,000,000	24,996,292
0.891%, 07/18/17 (b)	20,000,000	19,989,180
0.966%, 07/21/17 (b)	10,000,000	9,993,677
Bennington Sark Capital Co. LLC 1.194%, 07/17/17 (b)	15,000,000	14,991,465
BMW U.S. Capital LLC 1.067%, 07/19/17 (b)	20,000,000	19,988,252

Commercial Paper—(Continued)
Charta LLC 1.286%, 09/22/17 (b)	37,000,000	36,887,421
Coca-Cola Co. (The) 0.791%, 07/07/17 (b)	25,000,000	24,994,799
1.127%, 08/24/17 (b)	20,000,000	19,966,175
Collateralized Commercial Paper Co. LLC 0.974%, 07/05/17 (b)	30,000,000	29,995,050
DBS Bank, Ltd. 1.306%, 09/20/17 (b)	35,000,000	34,902,580
Exxon Mobil Corp. 1.116%, 08/22/17 (b)	40,000,000	39,934,044
Fairway Finance Co. LLC 1.073%, 07/21/17 (b)	30,000,000	29,978,720
Johnson & Johnson 1.012%, 07/17/17 (b)	40,000,000	39,979,581
L’Oreal U.S.A., Inc. 0.996%, 07/11/17 (b)	30,000,000	29,990,146
1.041%, 07/17/17 (b)	14,350,000	14,342,675
Manhattan Asset Funding Co. LLC 1.247%, 08/25/17 (b)	35,000,000	34,931,563
Nestle Capital Corp. 1.179%, 10/11/17 (b)	19,848,000	19,780,026
Novartis Finance Corp. 0.615%, 07/03/17 (b)	21,000,000	20,998,136
NRW Bank 0.908%, 07/06/17 (b)	27,000,000	26,994,829
1.018%, 07/12/17 (b)	5,000,000	4,998,072
Old Line Funding LLC 1.365%, 11/06/17 (b)	40,000,000	39,805,210
PACCAR Financial Corp. 1.100%, 07/31/17 (b)	31,500,000	31,467,965
PepsiCo, Inc. 1.024%, 07/21/17 (b)	25,000,000	24,983,754
1.064%, 08/18/17 (b)	20,000,000	19,969,157
Regency Market No. 1 LLC 1.198%, 07/25/17 (b)	10,000,000	9,991,479
Ridgefield Funding Co. LLC 1.253%, 09/11/17 (b)	35,055,000	34,964,510
Siemens Capital Co. LLC 1.186%, 09/26/17 (b)	30,000,000	29,916,547
Societe Generale 1.300%, 08/31/17 (b)	35,000,000	34,927,486
Toronto-Dominion Bank (The) 1.307%, 09/25/17 (b)	25,000,000	24,925,204
Total Capital Canada, Ltd. 0.974%, 07/13/17 (b)	20,000,000	19,991,637
Unilever Capital Corp. 0.831%, 07/10/17 (b)	25,000,000	24,992,333
Victory Receivables Corp. 1.286%, 09/20/17 (b)	40,000,000	39,864,973
Wal-Mart Stores, Inc. 0.995%, 07/10/17 (b)	30,000,000	29,991,050
1.070%, 07/24/17 (b)	20,000,000	19,985,520

		924,383,515

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2017 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Municipals—2.1%
Columbus Regional Airport Authority, Revenue Bonds 0.960%, 04/01/35 (a)	21,000,000	$21,000,000
County of Emery, Utah, Revenue Bonds 0.900%, 11/01/24 (a)	13,300,000	13,300,000

		34,300,000

Mutual Funds—19.3%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 1.000% (c) (d)	258,374,328	258,374,328
STIT-Government & Agency Portfolio, Institutional Class 0.030% (c) (d)	34,805,554	34,805,554
STIT-Treasury Portfolio Institutional Class 0.935% (c) (d)	23,203,703	23,203,703

		316,383,585

U.S. Treasury—6.6%
U.S. Treasury Bills 0.562%, 08/17/17 (b) (e)	5,370,000	5,363,932
0.570%, 07/06/17 (b) (e)	32,230,000	32,227,969
0.584%, 07/27/17 (b) (e)	20,740,000	20,728,655
0.906%, 10/05/17 (b) (e)	13,500,000	13,464,225
1.085%, 12/07/17 (b) (e)	26,780,000	26,655,045
1.110%, 12/14/17 (b)	10,730,000	10,677,820

		109,117,646

Total Short-Term Investments (Cost $1,539,236,589)		1,539,196,913

Total Investments—98.0% (Cost $1,620,038,587) (f)		1,610,401,139
Other assets and liabilities (net)—2.0%		32,110,465

Net Assets—100.0%		$1,642,511,604

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2017. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2017.
(d)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2017, the market value of securities pledged was $61,589,547.
(f)	As of June 30, 2017, the aggregate cost of investments was $1,620,038,587. The aggregate unrealized appreciation and depreciation of investments were $104,134 and $(9,741,582), respectively, resulting in net unrealized depreciation of $(9,637,448).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the market value of 144A securities was $29,680,780, which is 1.8% of net assets.
(EMTN)—	Euro-Medium Term Note
(LIBOR)—	London InterBank Offered Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/17	2,485	AUD	325,812,625	$(3,537,209)
Brent Crude Oil Futures	11/30/17	414	USD	21,454,060	(816,160)
Canada Government Bond 10 Year Futures	09/20/17	3,342	CAD	482,549,927	(9,894,993)
Euro Stoxx 50 Index Futures	09/15/17	3,385	EUR	120,303,828	(4,756,457)
Euro-Bund Futures	09/07/17	913	EUR	150,271,041	(2,836,792)
FTSE 100 Index Futures	09/15/17	1,375	GBP	102,380,353	(3,641,620)
Gasoline RBOB Futures	07/31/17	557	USD	33,168,390	2,243,108
Hang Seng Index Futures	07/28/17	615	HKD	788,324,709	(203,134)
Japanese Government 10 Year Bond Futures	09/12/17	13	JPY	1,958,333,000	(61,374)
New York Harbor ULSD Futures	07/31/17	187	USD	11,815,427	(167,160)
Russell 2000 Index Mini Futures	09/15/17	1,305	USD	92,977,910	(694,835)
S&P 500 Index E-Mini Futures	09/15/17	933	USD	113,374,363	(439,378)
Silver Futures	09/27/17	542	USD	44,873,434	185,736

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2017 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
TOPIX Index Futures	09/07/17	1,020	JPY	16,270,061,820	$1,486,892
U.S. Treasury Long Bond Futures	09/20/17	1,040	USD	158,966,543	868,457
United Kingdom Long Gilt Bond Futures	09/27/17	2,160	GBP	275,641,630	(5,744,363)
WTI Light Sweet Crude Oil Futures	11/17/17	329	USD	16,198,545	(719,095)

Net Unrealized Depreciation					$(28,728,377)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
0.300%	12/21/17	Macquarie Bank, Ltd.	Aluminum Dynamic Selection Index	USD	15,236,444	$466,348	$—	$466,348
0.280%	09/18/17	Barclays Bank plc	Aluminum Excess Return Index	USD	4,725,939	—	—	—
0.330%	10/23/17	Barclays Bank plc	Barclays Commodity Strategy 1452 Excess Return Index	USD	29,377,864	1,412,333	—	1,412,333
0.450%	07/07/17	Barclays Bank plc	Barclays Commodity Strategy 1719 Excess Return Index	USD	6,874,829	57,715	—	57,715
0.300%	04/10/18	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper Excess Return Index	USD	33,724,086	937,905	—	937,905
0.120%	01/12/18	Cargill, Inc.	Single Commodity Excess Return Index	USD	22,851,925	—	—	—
0.400%	10/07/17	Goldman Sachs International	Goldman Sachs Alpha Basket B823 Excess Return Strategy	USD	39,646,560	(333,645)	—	(333,645)
0.000%	07/31/17	Goldman Sachs International	Hang Seng Index	HKD	269,325,716	(87,508)	—	(87,508)
0.250%	04/25/18	JPMorgan Chase Bank N.A.	JPMorgan Beta Contag Gas Oil Excess Return Index	USD	13,097,573	639,285	—	639,285
0.250%	08/17/17	Bank of America N.A.	MLCX Natural Gas Annual Excess Return Index	USD	16,631,174	—	—	—
0.140%	06/27/18	Bank of America N.A.	Merrill Lynch Gold Excess Return Index	USD	28,970,589	(106,881)	—	(106,881)
0.470%	10/07/17	Cargill, Inc.	Monthly Rebalance Commodity Excess Return Index	USD	43,237,218	—	—	—
0.380%	10/16/17	Morgan Stanley Capital Services LLC	S&P GSCI Aluminum Dynamic Roll Index	USD	22,963,005	639,630	—	639,630
0.090%	10/16/17	JPMorgan Chase Bank N.A.	S&P GSCI Gold Index Excess Return	USD	23,229,932	(132,023)	—	(132,023)

Totals						$3,493,159	$—	$3,493,159

Securities	in the amount of $1,410,064 have been received at the custodian bank as collateral for OTC swap contracts.

Index Information:

Barclays Commodity Strategy 1719 Excess Return Index—a commodity index that provide exposure to future contracts on Copper.

Barclays Commodity Strategy 1452 Excess Return Index—a commodity index that provide exposure to future contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybeans, Soybean Meal, Soybean Oil, Sugar and Wheat.

Goldman Sachs Alpha Basket B823 Excess Return Strategy—a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Monthly Rebalance Commodity Excess Return Index—commodity index composed of futures contracts on Cocoa, Coffee ‘C’, Corn, Cotton No.2, Lean Hogs,Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar No.11 and Wheat.

Single Commodity Excess Return Index—commodity index that provides exposure to futures contracts on Gold.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2017 (Unaudited)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$41,523,446	$—	$41,523,446
Total Commodity-Linked Securities	—	29,680,780	—	29,680,780
Short-Term Investments
Certificate of Deposit	—	155,012,167	—	155,012,167
Commercial Paper	—	924,383,515	—	924,383,515
Municipals	—	34,300,000	—	34,300,000
Mutual Funds	316,383,585	—	—	316,383,585
U.S. Treasury	—	109,117,646	—	109,117,646
Total Short-Term Investments	316,383,585	1,222,813,328	—	1,539,196,913
Total Investments	$316,383,585	$1,294,017,554	$—	$1,610,401,139

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,784,193	$—	$—	$4,784,193
Futures Contracts (Unrealized Depreciation)	(33,512,570)	—	—	(33,512,570)
Total Futures Contracts	$(28,728,377)	$—	$—	$(28,728,377)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,153,216	$—	$4,153,216
OTC Swap Contracts at Value (Liabilities)	—	(660,057)	—	(660,057)
Total OTC Swap Contracts	$—	$3,493,159	$—	$3,493,159

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments at value (a)	$1,294,017,554
Affiliated investments at value (b)	316,383,585
Cash	3,247,586
Cash collateral (c)	47,522,002
OTC swap contracts at market value	4,153,216
Receivable for:
Fund shares sold	133,969
Interest	484,774

Total Assets	1,665,942,686
Liabilities
OTC swap contracts at market value	660,057
Cash collateral for OTC swap contracts	12,300,003
Payables for:
Variation margin on futures contracts	7,998,390
OTC swap contracts	657,466
Fund shares redeemed	251,051
Interest on OTC swap contracts	52,182
Accrued Expenses:
Management fees	811,066
Distribution and service fees	343,061
Deferred trustees’ fees	90,943
Other expenses	266,863

Total Liabilities	23,431,082

Net Assets	$1,642,511,604

Net Assets Consist of:
Paid in surplus	$1,610,224,695
Distributions in excess of net investment income	(451,614)
Accumulated net realized gain	67,793,738
Unrealized depreciation on investments, futures contracts, swap contracts and foreign currency transactions	(35,055,215)

Net Assets	$1,642,511,604

Net Assets
Class B	$1,642,511,604
Capital Shares Outstanding*
Class B	172,362,582
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.53

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,303,655,002.
(b)	Identified cost of affiliated investments was $316,383,585.
(c)	Includes collateral of $8,740,000 for forward foreign currency exchange contracts, $25,182,002 for OTC swap contracts and $13,600,000 for futures contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividends from affiliated investments	$1,411,783
Interest (a)	5,518,610

Total investment income	6,930,393
Expenses
Management fees	5,129,607
Administration fees	50,458
Custodian and accounting fees	66,916
Distribution and service fees—Class B	2,034,026
Audit and tax services	41,348
Legal	20,784
Trustees’ fees and expenses	26,454
Shareholder reporting	29,299
Insurance	4,637
Miscellaneous	9,128

Total expenses	7,412,657
Less management fee waiver	(312,382)

Net expenses	7,100,275

Net Investment Loss	(169,882)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(11)
Futures contracts	84,677,965
Swap contracts	(9,212,571)
Foreign currency transactions	(367,338)

Net realized gain	75,098,045

Net change in unrealized appreciation (depreciation) on:
Investments	(5,486,980)
Futures contracts	(41,828,051)
Swap contracts	5,424,182
Foreign currency transactions	(174,582)

Net change in unrealized depreciation	(42,065,431)

Net realized and unrealized gain	33,032,614

Net Increase in Net Assets From Operations	$32,862,732

(a)	Net of foreign withholding taxes of $24,359.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
From Operations
Net investment loss	$(169,882)	$(5,606,782)
Net realized gain	75,098,045	147,736,141
Net change in unrealized appreciation (depreciation)	(42,065,431)	6,768,674

Increase in net assets from operations	32,862,732	148,898,033

From Distributions to Shareholders
Net investment income
Class B	(61,587,538)	(2,081,473)
Net realized capital gains
Class B	(85,371,984)	0

Total distributions	(146,959,522)	(2,081,473)

Increase in net assets from capital share transactions	229,428,542	93,119,831

Total increase in net assets	115,331,752	239,936,391

Net Assets
Beginning of period	1,527,179,852	1,287,243,461

End of period	$1,642,511,604	$1,527,179,852

Undistributed (distributions in excess of) net investment income
End of period	$(451,614)	$61,305,806

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Value	Shares	Value
Class B
Sales	12,862,124	$133,918,662	18,721,832	$188,187,097
Reinvestments	15,244,764	146,959,522	210,462	2,081,473
Redemptions	(4,946,310)	(51,449,642)	(9,959,073)	(97,148,739)

Net increase	23,160,578	$229,428,542	8,973,221	$93,119,831

Increase derived from capital shares transactions		$229,428,542		$93,119,831

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012(a)
Net Asset Value, Beginning of Period	$10.24		$9.18	$10.64	$10.58	$10.49	$10.00

Income (Loss) from Investment Operations
Net investment loss (b)	(0.00	)(c)	(0.04)	(0.08)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.22		1.12	(0.32)	0.65	0.27	0.69

Total from investment operations	0.22		1.08	(0.40)	0.57	0.19	0.63

Less Distributions
Distributions from net investment income	(0.39)		(0.02)	(0.30)	0.00	0.00	(0.03)
Distributions from net realized capital gains	(0.54)		0.00	(0.76)	(0.51)	(0.10)	(0.11)

Total distributions	(0.93)		(0.02)	(1.06)	(0.51)	(0.10)	(0.14)

Net Asset Value, End of Period	$9.53		$10.24	$9.18	$10.64	$10.58	$10.49

Total Return (%) (d)	2.07	(e)	11.72	(4.20)	5.58	1.86	6.34	(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91	(f)	0.92	0.92	0.94	0.93	1.03	(f)
Gross ratio of expenses to average net assets excluding interest expense (%)	0.91	(f)	0.92	0.92	0.93	0.91	1.03	(f)
Net ratio of expenses to average net assets (%) (g)(i)	0.87	(f)	0.89	0.89	0.91	0.90	0.90	(f)
Net ratio of expenses to average net assets excluding interest expense (%) (g)(i)	0.87	(f)	0.89	0.89	0.90	0.88	0.90	(f)
Ratio of net investment loss to average net assets (%)	(0.02	)(f)	(0.40)	(0.76)	(0.78)	(0.76)	(0.80	)(f)
Portfolio turnover rate (%)	21	(e)	137	40	44	34	0	(h)
Net assets, end of period (in millions)	$1,642.5		$1,527.2	$1,287.2	$1,351.3	$1,340.5	$973.1

(a)	Commencement of operations was April 23, 2012.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Net investment loss was less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(h)	There were no long-term sale transactions during the period ended December 31, 2012.
(i)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2017. (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”) (formerly, MetLife Advisers, LLC), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Balanced-Risk Allocation Portfolio (the “Portfolio”), which is non-diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and life insurance companies affiliated with the Adviser.

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Invesco Balanced-Risk Allocation Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the Invesco Balanced-Risk Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary’s inception date is April 23, 2012 and it may invest in commodity derivatives, exchange-traded notes, exchange-traded funds, cash and cash equivalents, including money market funds affiliated with Invesco Advisers, Inc. (the “Subadviser”). Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2017, the Portfolio held $401,741,895 in the Subsidiary, representing 24.2% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2017 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies and Topic 820—Fair Value Measurement. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

Investment Valuation and Fair Value Measurements - Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value (“NAV”) per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Investments in unregistered open-end management investment companies are reported at NAV per share on the valuation date and are categorized as Level 1 within the fair value heirarchy provided the NAV is observable, calculated daily and are the value at which both purchases and sales will be conducted.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-13

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, premium amortization and controlled foreign corporations. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions normally occurs within a month or more after the purchase commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. The Portfolio had no outstanding repurchase agreements at June 30, 2017.

4. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign

BHFTI-14

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by

BHFTI-15

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally-cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity Swaps: Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2017 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	$868,457	Unrealized depreciation on futures contracts (a) (b)	$22,074,731
Equity			OTC swap contracts at market value (c)	87,508
	Unrealized appreciation on futures contracts (a) (b)	1,486,892	Unrealized depreciation on futures contracts (a) (b)	9,735,424
Commodity	OTC swap contracts at market value (c)	4,153,216	OTC swap contracts at market value (c)	572,549
	Unrealized appreciation on futures contracts (a) (b)	2,428,844	Unrealized depreciation on futures contracts (a) (b)	1,702,415

		$8,937,409		$34,172,627

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Excludes OTC swap interest payable of $52,182.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a MNA (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2017.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$1,470,048	$—	$—	$1,470,048
Canadian Imperial Bank of Commerce	937,905	—	—	937,905
JPMorgan Chase Bank N.A.	639,285	(132,023)	—	507,262
Macquarie Bank, Ltd.	466,348	—	—	466,348
Morgan Stanley Capital Services, LLC	639,630	—	(360,000)	279,630

	$4,153,216	$(132,023)	$(360,000)	$3,661,193

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2017.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$106,881	$—	$(106,881)	$—
Goldman Sachs International	421,153	—	(421,153)	—
JPMorgan Chase Bank N.A.	132,023	(132,023)	—	—

	$660,057	$(132,023)	$(528,034)	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2017:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Futures contracts	$34,695,691	$67,634,634	$(17,652,360)	$84,677,965
Swap contracts	—	4,856,430	(14,069,001)	(9,212,571)

	$34,695,691	$72,491,064	$(31,721,361)	$75,465,394

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(22,026,051)	$(16,892,088)	$(2,909,912)	$(41,828,051)
Swap contracts	—	(457,040)	5,881,222	5,424,182

	$(22,026,051)	$(17,349,128)	$2,971,310	$(36,403,869)

For the six months ended June 30, 2017, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$863,217,028
Swap contracts	2,617,001

‡	Averages are based on activity levels during the period.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or Master Repurchase Agreements (“MRAs”), which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2017 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$30,810,000	$0	$100,775,000

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2017	% per annum	Average Daily Net Assets
$5,129,607	0.675%	First $250 million
	0.650%	$250 million to $750 million
	0.625%	$750 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - The Subadviser agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it also receives due to the Portfolio’s investment in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the Subadviser or any of its affiliates serves as investment adviser. The Adviser agreed to waive a portion of the management fee related to the Subadviser’s waiving of its subadvisory fee on funds where the Subadviser or any of its affiliates serves as investment adviser. Amounts waived for the six months ended June 30, 2017 amounted to $235,091 and are included in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.

Effective January 1, 2017, the Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $77,291 was waived in the aggregate for the six months ended June 30, 2017 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) in which Brighthouse Securities, LLC serves as the distributor for the Portfolio’s Class B Shares. Brighthouse Securities, LLC is an affiliate of the Adviser. On August 4, 2017, the distribution agreement between the Distributor and the Trust, dated March 6, 2017, terminated and was replaced with a substantially identical agreement as a result of a change of control of the Distributor, as described below under “Subsequent Events.” Prior to March 6, 2017, MetLife Investors Distribution Company, a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser at the time, was the Trust’s Distributor. The terms of all agreements are substantially identical. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2017 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of Affiliated issuers during the six months ended June 30, 2017 is as follows:

Security Description	Number of shares held at December 31, 2016	Shares purchased	Shares sold	Number of shares held at June 30, 2017
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class	227,245,702	199,846,594	(168,717,968)	258,374,328
STIT-Government & Agency Portfolio	69,441,390	180,316,181	(214,952,017)	34,805,554
STIT-Treasury Portfolio Institutional Class	46,294,260	120,210,787	(143,301,344)	23,203,703

Security Description	Net Realized Gain/(Loss) on sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Dividend Income from Affiliated Investments	Ending Value as of June 30, 2017
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class	$—	$—	$1,038,251	$258,374,328
STIT-Government & Agency Portfolio	—	—	174,522	34,805,554
STIT-Treasury Portfolio Institutional Class	—	—	199,010	23,203,703

	$—	$—	$1,411,783	$316,383,585

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2016 and 2015 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2016	2015	2016	2015	2016	2015
$2,081,473	$84,957,994	$—	$50,101,461	$2,081,473	$135,059,455

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Other Accumulated Capital Losses	Total
$97,306,133	$49,164,517	$(10,137)	$—	$146,460,513

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains.

During the year ended December 31, 2016, the Portfolio utilized $1,479,744 of accumulated capital losses.

11. Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

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Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2017—(Continued)

12. Subsequent Events

On August 4, 2017, the separation of Brighthouse Financial, Inc., the parent company of Brighthouse Investment Advisers and the Distributor, from MetLife, Inc. was completed. On that date, the investment advisory agreements and distribution agreement under which Brighthouse Investment Advisers and the Distributor had served as investment adviser and distributor, respectively, of the Trust terminated and were replaced with substantially identical agreements with the same parties. Also on that date, the investment subadvisory agreement under which the Subadviser served as subadviser of the Portfolio terminated and was replaced with a substantially identical agreement with the same parties.

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Brighthouse Funds Trust I

Shareholder Votes (Unaudited)

The Special Meeting of Shareholders was held on February 24, 2017 at 10:00 a.m. eastern time at One Financial Center, Boston, Massachusetts. The voting results for the proposals considered at the Special Meeting of Shareholders are as follows:

To Approve an Advisory Agreement between the Trust and the Manager

Total Shares Voted For	Total Shares Against/Withheld	Total Shares Abstain
131,911,949	5,370,507	8,183,174

Election of Trustees. The shareholders of the Portfolio elected Stephen M. Alderman, Robert Boulware, Susan C. Gause, Nancy Hawthorne, Barbara A. Nugent, John Rosenthal, Linda B. Strumpf and Dawn M. Vroegop to serve on the Board of Trustees.

	Total Shares Voted For	Total Shares Against/Withheld
Stephen M. Alderman	136,519,032	8,946,598
Robert Boulware	136,557,615	8,908,015
Susan C. Gause	136,768,071	8,697,559
Nancy Hawthorne	136,651,867	8,813,763
Barbara A. Nugent	136,744,233	8,721,397
John Rosenthal	136,335,442	9,130,188
Linda B. Strumpf	136,293,018	9,172,612
Dawn M. Vroegop	136,586,719	8,878,911

BHFTI-22

Item 2.	Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments is included as a part of the report to shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-

3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: September 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: September 14, 2017

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: September 14, 2017